World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	460,771,587.14	25,086
Yield Supplement Overcollateralization Amount at 12/31/14	14,474,464.27	0
Receivables Balance at 12/31/14	475,246,051.41	25,086
Principal Payments	16,657,864.45	396
Defaulted Receivables	1,429,930.73	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	13,672,630.28	0
Pool Balance at 01/31/15	443,485,625.95	24,629

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	57.76%

Prepayment ABS Speed	1.49%

Overcollateralization Target Amount	19,956,853.17
Actual Overcollateralization	19,956,853.17

Weighted Average APR	3.40%
Weighted Average APR, Yield Adjusted	5.09%
Weighted Average Remaining Term	49.08

Delinquent Receivables:
Past Due 31-60 days	7,365,521.10	349
Past Due 61-90 days	2,395,116.63	123
Past Due 91 + days	228,812.49	14
Total	9,989,450.22	486

Total 31+ Delinquent as % Ending Pool Balance	2.25%

Recoveries	603,902.03

Aggregate Net Losses/(Gains) - January 2015	826,028.70
Current Net Loss Ratio (Annualized)	2.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.82%

Flow of Funds	$ Amount

Collections	18,590,485.10
Advances	(10,818.73)
Investment Earnings on Cash Accounts	2,407.41
Servicing Fee	(396,038.38)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,186,035.40

Distributions of Available Funds
(1) Class A Interest	315,086.02
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,508,092.94
(7) Distribution to Certificateholders	1,340,483.54
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,186,035.40

Servicing Fee	396,038.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 01/15/15	440,036,865.72
Principal Paid	16,508,092.94
Note Balance @ 02/17/15	423,528,772.78

Class A-1
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-2
Note Balance @ 01/15/15	79,751,865.72
Principal Paid	16,508,092.94
Note Balance @ 02/17/15	63,243,772.78
Note Factor @ 02/17/15	26.9122437%

Class A-3
Note Balance @ 01/15/15	235,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	235,000,000.00
Note Factor @ 02/17/15	100.0000000%

Class A-4
Note Balance @ 01/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	109,676,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	15,609,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	337,458.92
Total Principal Paid	16,508,092.94
Total Paid	16,845,551.86

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	31,900.75
Principal Paid	16,508,092.94
Total Paid to A-2 Holders	16,539,993.69

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4534001
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1798007
Total Distribution Amount	22.6332008

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1357479
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.2472040
Total A-2 Distribution Amount	70.3829519

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/14	102,385.21
Balance as of 01/31/15	91,566.48
Change	(10,818.73)

Reserve Account
Balance as of 01/15/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61